BUSINESS OVERVIEW AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

SKK Holdings Limited (“SKK Holdings”) was incorporated in the Cayman Islands on March 27, 2023 under the Companies Act as an exempted company with limited liability. On incorporation, the Company’s authorized share capital was $500,000 divided into 500,000,000 Ordinary Shares, par value $0.001 each. On January 8, 2024, the Company’s shareholders passed resolutions to effect a 1:4 share sub-division (a “forward stock split”) and to change the Company’s authorized share capital to $500,000 divided into 2,000,000,000 ordinary shares, of a par value of $0.00025 each.

SKK Holdings, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged civil engineering service provider that specialize in subsurface utility works in Singapore. We have over 10 years of experience in providing civil engineering services to our customers in Singapore in numerous public utility projects, including but not limited to electrical and telecommunication cable laying works, water pipeline works and sewer rehabilitation works.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

SKK Group Limited (“SKK Group”)	● British Virgin Islands company ● Incorporated on April 19, 2023 ● Issued and outstanding 1 ordinary share for US$1 ● Investment holding ● Provision of investment holding	100% owned by SKK Holdings

SKK Works Pte Ltd (“SKK”)	● Singaporean company ● Incorporated on October 16, 2013 ● Issued and outstanding 8,698,800 ordinary shares for S$8,698,800 ● Construction installation NEC	100% owned by SKK Group
SKK Works M&E Pte Ltd (“SKK (M&E)”)	● Singaporean company ● Incorporated on March 1, 2018 ● Issued and outstanding 100,000 ordinary shares for S$100,000 ● General contractors and civil engineering	100% owned by SKK

Reorganization

Since 2023, the Company completed several transactions for the purposes of a group reorganization, as below:-

On February 28, 2023, Ms. Liao and Mr. Ng (initial shareholders) and Ace Champion entered into the Acquisition Agreement, pursuant to which Ace Champion acquired 4.95% shareholding interest of SKK Group (representing approximately 120,285 shares in SKK Group) from Ms. Liao.

On February 23, 2023, Ms. Liao and Mr. Ng (initial shareholders) and Falcon Summit entered into the Acquisition Agreement, pursuant to which Falcon Summit acquired 4.95% shareholding interest of SKK Group (representing approximately 120,285 shares in SKK Group) from Ms. Liao and Mr. Ng.

SKK Holdings was incorporated in the Cayman Islands with limited liability on March 27, 2023 and the initial 1 share (“Initial Share”) was transferred to Ms. Liao on the same date. The initial authorized share capital of SKK Holdings was 500,000,000 Shares of a par value of $0.001 each. On December 21, 2023, Ms. Liao, Mr. Ng, Mr. Tang, Ease Joy, and Novel Challenge to subscribe for 1,457,541; 413,558; 121,500; 218,700 and 218,700 Shares respectively for cash at par, representing approximately 59.98%, 17.02%, 5.00%, 9.00% and 9.00% of the issued share capital of the SKK Holdings respectively.

On the assumption the Election is made, Ms. Liao transferred 240,570 Shares in SKK Holdings (representing approximately 4.95% of the issued share capital of SKK Holdings) to Ace Champion in lieu of transferring shares in SKK to Ace Champion and Ms. Liao and Mr. Ng transferred 134,720 and 105,850 Shares in SKK Holdings (representing in aggregate approximately 4.95% of the issued share capital of SKK Holdings) respectively to Falcon Summit in lieu of transferring shares in SKK to Falcon Summit). Following such transfer, SKK Holdings is held as to 1,082,252; 307,708; 121,500; 240,570; 240,570; 218,700 and 218,700 Shares by Ms. Liao, Mr. Ng, Mr. Tang, Ace Champion, Falcon Summit, Ease Joy and Novel Challenge respectively representing approximately 44.54%, 12.66%, 5.00%, 9.90%, 9.90%, 9.00% and 9.00% respectively.

Mr. Ng, Ms. Liao, Mr. Tang and the Company entered into a reorganization agreement, pursuant to which Mr. Ng, Ms. Liao and Mr. Tang had on January 26, 2024 transferred their respective shares in the capital of SKK, representing in aggregate 100.0% of the issued share capital of SKK, to the Company’s nominee, SKK Group. In consideration thereof, the Company had allotted and issued 1,798,200, 510,300 and 121,500 Shares of the Company to Ms. Liao, Mr. Ng and Mr. Tang respectively, in accordance with and subject to the terms of the reorganization agreement.

Upon completion of the reorganization exercise, SKK is a wholly-owned subsidiary of SKK Group, which is in turn a wholly-owned subsidiary of the Company. Consequently, SKK (M&E), being a wholly-owned subsidiary of SKK, also became an indirect wholly-owned subsidiary of the Company. The Company is held by Ms. Liao, Mr. Ng, Mr. Tang, Ace Champion, Falcon Summit, Ease Joy and Novel Challenge as to 2,880,452; 818,008; 243,000; 240,570; 240,570; 218,700 and 218,700 Shares respectively, representing approximately 59.27%, 16.83%, 5.00%, 4.95%, 4.95%, 4.50% and 4.50% of the issued share capital of the Company, respectively.

During the years presented in these consolidated financial statements, the control of the entities has remained under the control of Ms. Liao, Mr. Ng, and Mr. Tang. Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.